SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary cash flow information [abstract]
Disclosure of supplements cash flow information [Table Text Block]
	Years ended December 31,
	2025	2024
Change in non-cash working capital items
Accounts receivable	(7,394)	8,689
Inventories	(7,722)	(5,958)
Prepaids	(962)	763
Accounts payable and accrued liabilities(1)	10,477	1,207
Customer advance payments	2,478	1,216
	(3,123)	5,917
Non-cash investing and financing activities
Cariboo acquisition, net assets (Note 13)	-	61,232
Right-of-use assets acquired	18,714	11,454